Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Property Plant and Equipment

2017					$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	25,376	302,532	77,286	20,063	425,257
Additions	2,319	15,347	8,148	1,352	27,166
Sales, retirements and other movements	(4,586)	(34,198)	(1,427)	(655)	(40,866)
Currency translation differences	466	7,510	2,941	1,595	12,512
At December 31	23,575	291,191	86,948	22,355	424,069
Depreciation, depletion and amortisation, including impairments
At January 1	6,363	133,600	39,673	9,523	189,159
Charge for the year	778	19,155	3,705	1,016	24,654
Sales, retirements and other movements	(2,300)	(19,615)	(763)	(701)	(23,379)
Currency translation differences	219	4,385	1,868	783	7,255
At December 31	5,060	137,525	44,483	10,621	197,689
Carrying amount at December 31	18,515	153,666	42,465	11,734	226,380

2016	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	27,728	239,559	73,648	20,988	361,923
Additions on acquisition of BG	916	54,775	314	62	56,067
Other additions	1,961	17,304	4,818	1,250	25,333
Sales, retirements and other movements	(5,210)	(3,557)	(653)	(1,545)	(10,965)
Currency translation differences	(19)	(5,549)	(841)	(692)	(7,101)
At December 31	25,376	302,532	77,286	20,063	425,257
Depreciation, depletion and amortisation, including impairments
At January 1	8,095	122,586	38,158	10,246	179,085
Charge for the year	828	18,182	3,842	916	23,768
Sales, retirements and other movements	(2,602)	(3,326)	(1,696)	(1,354)	(8,978)
Currency translation differences	42	(3,842)	(631)	(285)	(4,716)
At December 31	6,363	133,600	39,673	9,523	189,159
Carrying amount at December 31	19,013	168,932	37,613	10,540	236,098

Summary of Carrying Amount of Property, Plant and Equipment Held Under Finance Leases

Carrying amount of property, plant and equipment held under finance leases [A]	$ million
	Dec 31, 2017	Dec 31, 2016
Exploration and production	8,399	7,930
Manufacturing, supply and distribution	3,151	3,108
Other	272	227
Total	11,822	11,265

[A] See Note 14.

Summary of Impairments

Impairments	$ million
	2017	2016	2015
Impairment losses [A]
Exploration and production	4,187	1,324	8,387
Manufacturing, supply and distribution	376	567	458
Other	9	40	165
Total	4,572	1,931	9,010
Impairment reversals [A]
Exploration and production	615	—	—
Manufacturing, supply and distribution	—	36	—
Other	—	2	3
Total	615	38	3

[A] Presented by segment in Note 4, together with impairment losses and reversals in respect of intangible assets.

Commodity Price Assumptions Applied in Impairment Testing

The near-term commodity price assumptions applied in impairment testing in 2017 were as follows:

Commodity price assumptions [A]
	2018	2019	2020
Brent crude oil ($/b)	50	60	65
Henry Hub natural gas ($/MMBtu)	3.00	3.00	3.25

[A] Money of the day.

Summary of Capitalised Exploration Drilling Costs

	Projects		Wells
	Number	$ million	Number	$ million
Between 1 and 5 years	49	5,782	198	4,562
Between 6 and 10 years	11	688	122	1,647
Between 11 and 15 years	3	110	21	371
Total	63	6,580	341	6,580